Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Financial assets	¥ 7,680,926	¥ 7,638,458
Financial liabilities	4,452,600	4,642,040
Liabilities at amortized cost | Trade and other payables (excluding nonfinancial liability items)
Disclosure of detailed information about financial instruments
Financial liabilities	1,231,352	1,253,502
Liabilities at amortized cost | Short term borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	3,218,566	3,386,100
Financial liability held at FVPL | Derivative financial liability
Disclosure of detailed information about financial instruments
Financial liabilities	2,682	2,438
Financial assets at amortized cost | Loan to related party
Disclosure of detailed information about financial instruments
Financial assets		15,027
Financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments
Financial assets	710,123	270,530
Financial assets at amortized cost | Prepayments and other receivables (excluding nonfinancial asset items)
Disclosure of detailed information about financial instruments
Financial assets	368,224	245,711
Financial assets at amortized cost | Restricted cash
Disclosure of detailed information about financial instruments
Financial assets	3,440,289	3,996,238
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments
Financial assets	1,077,875	565,027
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of detailed information about financial instruments
Financial assets	393,448	5,000
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments
Financial assets	¥ 1,690,967	¥ 2,540,925